Accrued Expenses and Other Current Liabilities - Schedule of Other Payables and Accruals Account (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Other Payables and Accruals Account [Abstract]
Decoration project funds			$ 1,538,205
Housing rent		353,716	252,274
Others	[1]	628,728	509,617
Total		$ 982,444	$ 2,300,096

[1]	Others includes deposits, guarantees, accrued expenses payable.